Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Reimbursement payables	¥ 995	$ 139	¥ 1,240
Deferred income	1,000	140	200
Social welfare payables	312	44	346
Deposit	99	14	99
Maintenance fee payables	455	64	455
Accrued IPO expenses			2,721
Consulting and professional service	505	70
Others	424	58	556
Accrued expenses and other liabilities	¥ 3,790	$ 529	¥ 5,617